Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical) - Non-cash investing and financing activities - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Flight equipment reclassified to net investment in finance and sales-type leases	$ 276,000	$ 168,000
Flight equipment reclassified to held for sale, net	492,000	424,000
Release to income upon sale	$ 90,355	$ 90,637